Note 17 - Supplemental Cash Flow Information (Details) - Noncash Financing and Investing Activities - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Noncash Financing and Investing Activities [Abstract]
Acquisitions of Real Estate Through Loan Foreclosures	$ 7,536,165	$ 3,852,848	$ 10,251,006
Change in Unrealized Gain (Loss) on AFS Investment Securities	$ 622,155	$ 6,409,171	$ (13,523,050)